Stradley, Ronon, Stevens & Young, LLP

2005 Market Street

Suite 2600

Philadelphia, PA 19103-7018

(215) 564-8000

December 2, 2011

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Reorganization of Certain MTB Funds within the MTB Group of Funds

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is a registration statement on Form N-14 (the “Registration Statement”) of the MTB Group of Funds (the “Registrant”). The Registration Statement is being filed to register shares of beneficial interest of the MTB Money Market Fund, MTB Tax-Free Money Market Fund and MTB Short Duration Government Bond Fund, each a series of MTB Group of Funds (the “Acquiring Funds”) that will be issued to the shareholders of the MTB Prime Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB New York Tax-Free Money Market Fund and MTB U.S. Government Bond Fund (the “Target Funds”), in connection with the transfer of assets and assumption of liabilities of the Target Funds by the Acquiring Funds. The combined Prospectus/Proxy Statement contained in this filing will be used in the solicitation of proxies of the shareholders of the Target Funds to approve a Plan of Reorganization.

A separate registration statement on Form N-14 is also being filed today by the Registrant in connection with the reorganization of the funds of the WT Mutual Fund into certain funds of the Registrant. Two funds included in this Registration Statement, the MTB Money Market Fund and the MTB Tax-Free Money Market Fund are also involved in reorganizations involving the WT Mutual Fund.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on January 3, 2012. Upon effectiveness, the Registrant intends to make a 485(b) amendment to the Registration Statement in order to incorporate by reference to the October 31, 2011 semiannual report that will be filed in early January 2012 and to make other non-material changes.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149 or Taylor Brody at (215) 564-8692.

U.S. Securities and Exchange Commission

December 2, 2011

Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg

cc: Alison M. Fuller